Consolidated Statements of Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Basic and diluted net loss per share	$ 0.46	$ 0.35	$ 0.22
Weighted average number of shares outstanding used in computing basic and diluted net loss per share	37,016,631	28,548,676	17,128,903